Financial Risk Management - Summary of Contractual Undiscounted Cash Flows Nonderivative Financial Liabilities (Detail) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 31,702	$ 22,328
Lease liabilities	5,095	4,287
Borrowings	343
Convertible notes (including contractual interest)		11,525
Preference shares		208,425
More than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	604	498
Lease liabilities	13,195	14,597
Borrowings	$ 16,787
Convertible notes (including contractual interest)		0
Preference shares		$ 0